Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	XXII
Entity Registrant Name	22ND CENTURY GROUP, INC.
Entity Central Index Key	0001347858
Entity Filer Category	Smaller Reporting Company